Subsequent Events (Details)											3 Months Ended	11 Months Ended	12 Months Ended
	Nov. 19, 2015 USD ($) site shares	Nov. 18, 2015 site	Oct. 22, 2015 $ / shares	Aug. 18, 2015 USD ($) site shares	Jul. 21, 2015 $ / shares	May. 20, 2015 USD ($) $ / shares shares	Apr. 23, 2015 $ / shares	Mar. 26, 2015 USD ($)	Jan. 26, 2015 $ / shares	Nov. 19, 2014 USD ($)	Dec. 31, 2014 USD ($) item $ / shares	Dec. 02, 2015 USD ($) site item	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($) item	Dec. 31, 2012 USD ($)	Jun. 03, 2015 USD ($)
Subsequent Event
Number of real property interests impaired and measured at fair value | item											2		2	6
Recognized impairment charge													$ 258,834	$ 1,005,478	$ 183,271
Cash distribution declared per unit (in dollars per share) | $ / shares									$ 0.1344		$ 0.1344
Offering costs											$ 9,519,321		9,519,321
Cash consideration													$ 169,700,000
Senior secured revolving credit facility
Subsequent Event
Borrowing capacity										$ 190,000,000
Initial public offering
Subsequent Event
Net proceeds, IPO										$ 82,003,584
Subsequent event
Subsequent Event
Number of real property interests impaired and measured at fair value | site												18
Number of foreclosed real property interests | site												1
Recognized impairment charge												$ 3,600,000
Cash distribution declared per unit (in dollars per share) | $ / shares			$ 0.3175		$ 0.3075		$ 0.2975
Quarterly distribution declared per unit , on an annualized basis (in dollars per share) | $ / shares			$ 1.27		$ 1.23		$ 1.19
Subsequent event | Senior secured revolving credit facility
Subsequent Event
Maximum borrowing capacity increase																$ 60,000,000
Borrowing capacity																$ 250,000,000
Subsequent event | Initial public offering | Common Unitholders, Public
Subsequent Event
Units issued | shares						3,000,000
Unit offering price (in dollars per share) | $ / shares						$ 16.75
Unit offering price, net of costs (in dollars per share) | $ / shares						$ 15.9125
Net proceeds, IPO						$ 46,900,000
Offering costs						$ 3,300,000
Real property impaired | Subsequent event
Subsequent Event
Number of real property interests impaired and measured at fair value | item												13
Recognized impairment charge												$ 2,900,000
Foreclosure | Subsequent event
Subsequent Event
Recognized impairment charge								$ 700,000
Metro PCS | Subsequent event
Subsequent Event
Number of termination notices rescinded | item												2
193-site acquisition | Landmark, General Partner and affiliates | Acquisition from related party
Subsequent Event
Number of tenant sites acquired (in sites) | site				193
Cash consideration				$ 66,400,000
193-site acquisition | Landmark, General Partner and affiliates | Acquisition from related party | Common Unitholders, Public
Subsequent Event
Units issued (in units) | shares				171,737
193-site acquisition | Landmark Dividend Growth Fund-E LLC | Acquisition from related party
Subsequent Event
Number of tenant sites acquired (in sites) | site				193
Number of common units exchanged in acquisition | shares				1,998,852
Value of common units exchanged in acquisition				$ 31,500,000
Cash consideration				34,900,000
Repayment of indebtedness				$ 29,200,000
193-site acquisition | Landmark Dividend Growth Fund-E LLC | Acquisition from related party | Wireless Communication
Subsequent Event
Number of tenant sites acquired (in sites) | site				135
193-site acquisition | Landmark Dividend Growth Fund-E LLC | Acquisition from related party | Outdoor Advertising
Subsequent Event
Number of tenant sites acquired (in sites) | site				57
193-site acquisition | Landmark Dividend Growth Fund-E LLC | Acquisition from related party | Renewable Power Generation
Subsequent Event
Number of tenant sites acquired (in sites) | site				1
72-site acquisition | Landmark, General Partner and affiliates | Acquisition from related party | Subsequent event | Common Unitholders, Public
Subsequent Event
Units issued (in units) | shares	123,405
Value of units issued	$ 1,900,000
72-site acquisition | Landmark Dividend Growth Fund-C LLC | Acquisition from related party | Subsequent event
Subsequent Event
Number of tenant sites acquired (in sites) | site	72	72
Number of common units exchanged in acquisition | shares	847,260
Value of common units exchanged in acquisition	$ 13,000,000
Cash consideration	17,300,000
Repayment of indebtedness	$ 15,100,000
72-site acquisition | Landmark Dividend Growth Fund-C LLC | Acquisition from related party | Wireless Communication | Subsequent event
Subsequent Event
Number of tenant sites acquired (in sites) | site	67
72-site acquisition | Landmark Dividend Growth Fund-C LLC | Acquisition from related party | Outdoor Advertising | Subsequent event
Subsequent Event
Number of tenant sites acquired (in sites) | site	5
136-site acquisition | Landmark, General Partner and affiliates | Acquisition from related party | Subsequent event | Common Unitholders, Public
Subsequent Event
Units issued (in units) | shares	217,133
Value of units issued	$ 3,300,000
136-site acquisition | Landmark Dividend Growth Fund-F LLC | Acquisition from related party | Subsequent event
Subsequent Event
Number of tenant sites acquired (in sites) | site	136
Number of common units exchanged in acquisition | shares	1,266,317
Value of common units exchanged in acquisition	$ 19,500,000
Cash consideration	25,000,000
Repayment of indebtedness	$ 24,500,000
136-site acquisition | Landmark Dividend Growth Fund-F LLC | Acquisition from related party | Wireless Communication | Subsequent event
Subsequent Event
Number of tenant sites acquired (in sites) | site	99	99
136-site acquisition | Landmark Dividend Growth Fund-F LLC | Acquisition from related party | Outdoor Advertising | Subsequent event
Subsequent Event
Number of tenant sites acquired (in sites) | site	37
Metro PCS | Subsequent event
Subsequent Event
Number of termination notices | site												23